Highly Inflationary Accounting for Venezuela Operations	6 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Highly Inflationary Accounting for Venezuela Operations

3. HIGHLY INFLATIONARY ACCOUNTING FOR VENEZUELA OPERATIONS

Because of the hyper-inflationary status of the Venezuelan economy, CNH Industrial’s Venezuelan subsidiary’s functional currency is the U.S. dollar. At the end of each period, CNH Industrial re-measures the net monetary assets of its Venezuela subsidiary from the bolivar fuerte (“Bs.F.” or “bolivars”) to the U.S. dollar at the rate it believes is legally available to the Company. As of June 30, 2015, there was a three-tiered exchange rate mechanism in Venezuela for exchanging bolivars into U.S. dollars: (1) the government-operated National Center of Foreign Commerce (CENCOEX), which has a fixed exchange rate of 6.3 bolivars per U.S. dollar mainly intended for the import of essential goods and services by designated industry sectors; (2) the auction-based Supplementary Foreign Currency Administration System (SICAD), which is intended for certain transactions, including foreign investments; and (3) an open market Marginal Foreign Exchange System (SIMADI), established in February 2015, which is available to companies and individuals to exchange foreign currency based on supply and demand. As of the end of the second quarter of 2015, the SICAD exchange rate was 12.0 bolivars per U.S. dollar. Subsequent to the end of the second quarter of 2015, a SICAD auction was held at which bolivars were exchanged for U.S. dollars at the rate of 12.8 bolivars per U.S. dollar. At June 30, 2015, the SIMADI rate closed at 197.3 Bs.F. to the U.S. dollar.

Based on changes to the way Venezuela’s exchange rate mechanism operated, in 2014 CNH Industrial changed the Bs.F. rate used to re-measure its Venezuelan Commercial Vehicles business operations financial statements in U.S. dollars. Effective March 31, 2014, CNH Industrial started to use the exchange rate determined by U.S. dollar auctions conducted under the SICAD I. As a result, in the first quarter of 2014 CNH Industrial recorded a pre-tax re-measurement charge of $64 million. The SICAD exchange rate which CNH Industrial used at June 30, 2015 is 12.8 Bs.F. to the U.S. dollar, the latest rate at which, at the beginning of July 2015, bolivars were exchanged for U.S. dollars in a SICAD auction to which CNH Industrial’s Venezuelan subsidiary was admitted. The Company’s ability to pay dividends from Venezuela has been limited in recent periods due to the low volume of U.S. dollars available for conversion at favorable exchange rates.

CNH Industrial believes that significant uncertainty exists regarding the currency exchange mechanisms in Venezuela, including the nature of transactions that are eligible to flow through CENCOEX, SICAD or SIMADI, or any other new currency exchange mechanism that may emerge, how any such mechanisms will operate in the future, as well as the availability of U.S. dollars under each mechanism. CNH Industrial continues to closely monitor developments and may determine in the future that rates other than the SICAD exchange rate or the fixed exchange rate, as applicable, are appropriate for re-measurement of the net monetary assets of its Venezuelan operations, which approximated $153 million at June 30, 2015, including $157 million of cash and cash equivalents. If, at June 30, 2015, CNH Industrial had re-measured the net monetary assets of its Venezuela subsidiary at the SIMADI rate, which was 197.3 Bs.F. to the U.S. dollar, CNH Industrial would have incurred a pre-tax re-measurement charge of $128 million. If CNH Industrial were to conclude in the future that the SIMADI exchange rate is the appropriate rate for re-measurement of CNH Industrial’s Venezuelan operations, it would also likely lead to an impairment of all or a part of its non-monetary assets, which were approximately $47 million, excluding commercial real estate, at June 30, 2015. Any such re-measurement and potential impairment charges, if recognized, would be reflected as a non-recurring item and the majority would be classified in “Other, net” in the consolidated statements of operations. In addition, if CNH Industrial were to conclude in the future that the SIMADI exchange rate is the appropriate rate for re-measurement of its Venezuelan subsidiary, its results of operations in Venezuela for the remainder of 2015 would expect to generate approximately 0% of both its net revenues and operating profit.

Despite the significant macroeconomic challenges in Venezuela, CNH Industrial expects to continue its presence in the Venezuelan market for the foreseeable future. Therefore, CNH Industrial continues to work proactively with the Venezuelan official agencies to ensure they understand its Venezuelan operations’ business needs and potential production opportunities. It will continue to monitor developments in Venezuela to assess whether government restrictions and exchange rate controls evolve such that CNH Industrial no longer maintains a controlling financial interest in such Venezuelan operations.

In this context, any further devaluation of the bolivar, change in the currency exchange mechanisms, limitation in the volume of U.S. dollars available for conversion, additional governmental actions or fluctuation of the auction-based SICAD exchange rate could adversely affect CNH Industrial’s financial position, its results of operations, and its ability to make effective business decisions with respect to its Venezuelan operations or to continue to operate in Venezuela in the same manner as it has historically.